Cover	May 26, 2022	May 24, 2022
Cover [Abstract]
Document Type		8-K
Document Period End Date		May 24, 2022
Entity Registrant Name		KRYSTAL BIOTECH, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number		001-38210
Entity Tax Identification Number		82-1080209
Entity Address, Address Line One		2100 Wharton Street
Entity Address, Address Line Two		Suite 701
Entity Address, City or Town		Pittsburgh
Entity Address, State or Province		PA
Entity Address, Postal Zip Code		15203
City Area Code		412
Local Phone Number		586-5830
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0001711279